Inventories	12 Months Ended
Dec. 31, 2025
Inventories Disclosure [abstract]
Inventories
14. Inventories
(USD millions)	2025	2024

Raw material, consumables	975	843

Work in progress	3 964	3 448

Finished products	1 330	1 432

Total inventories	6 269	5 723

The following table shows the amount of inventory recognized as an expense in “Cost of goods sold” in the consolidated income statements from continuing operations:
(USD billions)	2025	2024	2023

Cost of goods sold	-6.6	-6.3	-5.8

The following table shows the recognized amount of inventory provision and reversals of inventory provision recorded in the consolidated income statements from continuing operations:
(USD millions)	2025	2024	2023

Inventory provisions	-532	-526	-467

Reversals of inventory provisions	160	156	111

The reversals mainly result from the release of products initially requiring additional quality control inspections and from the reassessment of inventory values manufactured prior to regulatory approval but for which approval was subsequently received.